FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments Tables
Schedule of Fair Value of Assets Measured on a Recurring Basis

The carrying value and fair value of New Residential’s financial assets recorded at fair value on a recurring basis at September 30, 2013 were as follows:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Real estate securities, available-for-sale	$2,054,797	$1,861,200	$1,279,450	$581,750	$1,861,200
Investments in excess mortgage servicing rights, at fair value (A)	72,315,805	307,568	—	307,568	307,568
Investments in excess mortgage servicing rights, equity method investees, at fair value (A)	169,856,996	358,032	—	358,032	358,032

	$244,227,598	$2,526,800	$1,279,450	$1,247,350	$2,526,800

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. New Residential does not receive an excess mortgage servicing amount on nonperforming loans in Agency portfolios.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis

The carrying value and fair value of New Residential’s financial assets and liabilities at December 31, 2012 were as follows:

	Principal Balance or		Fair Value
	Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Investments in Excess MSRs (A)	$76,560,751	$245,036	$—	$245,036	$245,036
Real estate securities, available-for-sale	$433,510	$289,756	$—	$289,756	$289,756
Liabilities:
Repurchase agreements	$150,922	$150,922	$150,922	$—	$150,922

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

Schedule of Inputs used in Valuing the Excess MSRs owned directly and through equity method investees

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs owned directly and through equity method investees as of September 30, 2013:

	Significant Inputs
Held Directly (Note 3)	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
MSR Pool 1	14.4%	10.0%		35.0%	28 bps	12.5%
MSR Pool 1—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	12.5%
MSR Pool 2	14.7%	10.3%		35.0%	23 bps	12.5%
MSR Pool 2—Recapture Agreement	8.0%	5.0%		35.0%	21 bps	12.5%
MSR Pool 3	15.2%	11.9%		35.0%	24 bps	12.5%
MSR Pool 3—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	12.5%
MSR Pool 4	15.4%	14.9%		35.0%	17 bps	12.5%
MSR Pool 4—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	12.5%
MSR Pool 5	12.3%	N/A	(E)	14.0%	13 bps	12.7%
MSR Pool 5—Recapture Agreement	8.0%	N/A	(E)	15.0%	21 bps	12.7%
MSR Pool 11—Recapture Agreement	9.3%	2.3%		32.0%	19 bps	12.5%
MSR Pool 12	15.3%	N/A	(E)	16.7%	26 bps	16.4%
MSR Pool 12—Recapture Agreement	7.0%	N/A	(E)	35.0%	19 bps	16.4%

Held through Equity Method Investees (Note 6)
MSR Pool 6	18.2%	8.9%		35.0%	25 bps	12.5%
MSR Pool 6—Recapture Agreement	10.0%	6.0%		35.0%	23 bps	12.5%
MSR Pool 7	13.3%	8.0%		35.0%	16 bps	12.5%
MSR Pool 7—Recapture Agreement	10.0%	5.0%		35.0%	19 bps	12.5%
MSR Pool 8	14.3%	6.9%		35.0%	19 bps	12.5%
MSR Pool 8—Recapture Agreement	10.0%	5.0%		35.0%	19 bps	12.5%
MSR Pool 9	18.0%	5.0%		35.0%	22 bps	12.5%
MSR Pool 9—Recapture Agreement	10.0%	5.0%		35.0%	28 bps	12.5%
MSR Pool 10	11.5%	N/A	(E)	15.0%	12 bps	12.7%
MSR Pool 10—Recapture Agreement	9.0%	N/A	(E)	35.0%	19 bps	12.7%
MSR Pool 11	18.7%	7.8%		38.9%	15 bps	12.5%
MSR Pool 11—Recapture Agreement	10.0%	2.0%		35.0%	19 bps	12.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs as of December 31, 2012 and 2011:

	Significant Input Ranges (December 31, 2011)
	Prepayment Speed (A)	Delinquency (B)	Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	20.0%	10.0%	35.0%	29 bps	20.0%
Pool 1—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	20.0%

	Significant Input Ranges (December 31, 2012)
	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	17.1%	10.0%		35.0%	29 bps	18.0%
Pool 1—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	18.0%
Pool 2	16.7%	11.0%		35.0%	23 bps	17.3%
Pool 2—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.3%
Pool 3	16.9%	12.1%		35.0%	23 bps	17.6%
Pool 3—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.6%
Pool 4	18.6%	15.9%		35.0%	17 bps	17.9%
Pool 4—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.9%
Pool 5	15.0%	N/A	(E)	20.0%	13 bps	17.5%
Pool 5—Recapture Agreement	8.0%	N/A	(E)	20.0%	21 bps	17.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

Schedule of Excess MSRs valued on a recurring basis using Level 3 inputs

Excess MSRs, owned directly, measured at fair value on a recurring basis using Level 3 inputs changed during the nine months ended September 30, 2013 as follows:

	Level 3 (A)
	MSR Pool 1	MSR Pool 2	MSR Pool 3	MSR Pool 4	MSR Pool 5	MSR Pool 11	MSR Pool 12	Total
Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$—	$—	$245,036
Transfers (B)								—
Transfers from Level 3 (B)	—	—	—	—	—	—	—	—
Transfers to Level 3 (B)	—	—	—	—	—	—	—	—
Gains (losses) included in net income (C)	6,807	7,509	7,657	3,644	18,208	—	74	43,899
Interest income	5,097	3,739	4,892	2,034	14,728	—	51	30,541
Purchases, sales and repayments								—
Purchases	—	—	—	—	26,637	2,391	17,393	46,421
Purchase adjustments	—	—	—	—	—	—	—	—
Proceeds from sales	—	—	—	—	—	—	—	—
Proceeds from repayments	(10,278)	(9,096)	(8,689)	(3,525)	(26,741)	—	—	(58,329)

Balance at September 30, 2013	$42,536	$41,474	$39,294	$17,189	$147,166	$2,391	$17,518	$307,568

(A)	Includes the Recapture Agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Excess MSRs measured at fair value on a recurring basis using Level 3 inputs changed during the period December 8, 2011 (Commencement of operations) through December 31, 2011 and the year ended December 31, 2012 as follows:

	Level 3
	Pool 1 (A)	Pool 2 (A)	Pool 3 (A)	Pool 4 (A)	Pool 5 (A)	Total
Balance at December 8, 2011 (Commencement of operations)	$—	$—	$—	$—	$—	$—
Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	367	—	—	—	—	367
Interest income	1,260	—	—	—	—	1,260
Purchases, sales and repayments
Purchases	43,742	—	—	—	—	43,742
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(1,398)	—	—	—	—	(1,398)

Balance at December 31, 2011	$43,971	$—	$—	$—	$—	$43,971

Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	(54,088)

Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$245,036

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Schedule of investments in equity method investees valued on a recurring basis using Level 3 inputs

New Residential’s investments in equity method investees measured at fair value on a recurring basis using Level 3 inputs changed during the nine months ended September 30, 2013 as follows:

Nine Months Ended September 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	351,937
Distributions of earnings from equity method investees	(18,626)
Distributions of capital from equity method investees	(17,020)
Change in fair value of investments in equity method investees	41,741

Balance at September 30, 2013	$358,032

Schedule of real estate securities valuation methodology and results

As of September 30, 2013, New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Total	Level
Agency ARM RMBS	$1,203,293	$1,285,532	$1,279,450	$1,279,450	2
Non-Agency RMBS	851,504	559,980	581,750	581,750	3

Total	$2,054,797	$1,845,512	$1,861,200	$1,861,200

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security) for Non-Agency RMBS. Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable”—meaning that the party giving the quotation is not bound to actually purchase the security at the quoted

As of December 31, 2012 New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Single Quote (B)	Total
ABS-Subprime	$433,510	$274,230	$265,556	$24,200	$289,756

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” — meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

(B)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.

Schedule of non-agency RMBS valued on a recurring basis using Level 3 inputs

Securities measured at fair value on a recurring basis using Level 3 inputs changed during the nine months ended September 30, 2013 as follows:

Level 3 Non-Agency RMBS
Balance at December 31, 2012	$289,756
Transfer (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total gains (losses)
Included in net income as impairment	(729)
Gain on settlement of securities	11,271
Included in comprehensive income (B)	6,501
Amortization included in interest income	16,286
Purchases, sales and repayments
Purchases	450,144
Sales	(123,130)
Proceeds from repayments	(68,349)

Balance at September 30, 2013	$581,750

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Securities measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2012 as follows:

Level 3
ABS- Subprime
Balance at December 31, 2011	$—
Transfers (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total gains (losses)
Included in net income	—
Included in other comprehensive income (B)	15,526
Amortization included in interest income	5,339
Purchases, contributions in-kind, sales and repayments
Purchases	121,262
Contributions in-kind	164,142
Proceeds from sales	—
Proceeds from repayments	(16,513)

Balance at December 31, 2012	$289,756

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Schedule of Inputs used in valuing reverse mortgage loans

The following table summarizes the inputs used in valuing reverse mortgage loans as of September 30, 2013:

Reverse Mortgage Loans for Which Fair Value is Only Disclosed

					Significant Inputs
Loan Type	Outstanding Face Amount (A)	Carrying Value (A)	Fair Value	Valuation Allowance/ (Reversal) In Current Year	Discount Rate	Weighted Average Life (Years) (B)
Reverse Mortgage Loans	$56,738	$33,060	$33,162	$—	10.3%	3.8

(A)	Represents a 70% interest New Residential holds in the reverse mortgage loans.
(B)	The weighted average life is based on the expected timing of the receipt of cash flows.